Income taxes (Schedule of Deferred Tax Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets and liabilities
State and local net operating loss carryforwards	$ 1,042	$ 76,918
Deferred rent liabilities	787,362	169,183
Lease incentives	34,893	36,868
Depreciation and amortization	1,454,206	66,413
Share based compensation	23,329
FICA tip credit carryforward	126,010
Net operating loss	4,427
Goodwill	3,687,236
Derivative expense	4,239,900
Restricted stock grant	123,900
Total deferred tax assets	10,482,305	349,382
Valuation allowance	(10,249,612)
Net deferred tax assets	232,693	349,382
Net operating loss carryfowards	$ 13,000
Net operating loss carryfowards expiration date	Dec. 31, 2033